Risk management (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of risk management strategy related to hedge accounting [abstract]
Summary of Contractual Maturities of Financial Liabilities According to Maturity Periods

The Company's contractual maturities of its financial liabilities are detailed below according to the maturity periods. The table has been prepared on the basis of cash flows without discounting, from the first date on which the Company may be required to pay. The table includes the cash flows corresponding to the principal amount and its interest.

	Up to 1 year		More than 1 and up to 3 Years		Over 3 and up to 5 Years		More than 5 years		Total
December 31, 2023
Debt (excluding issuance costs)	Ps.	768,576	Ps.	423,962	Ps.	—	Ps.	—	Ps.	1,192,538
Debt with related parties		—		1,665,422		—		—		1,665,422
Interest payable on Promissory Notes		—		5,087,245		—		—		5,087,245
Costs of modification and remeasurement of Promissory Notes		—		80,244		—		—		80,244
Accounts payable and accrued expenses		322,959		—		—		—		322,959
Suppliers		7,126,089		—		—		—		7,126,089
Lease liabilities		1,293,219		2,382,138		2,062,570		6,401,351		12,139,278
Total	Ps.	9,510,843	Ps.	9,639,011	Ps.	2,062,570	Ps.	6,401,351	Ps.	27,613,775

	Up to 1 year		More than 1 and up to 3 Years		Over 3 and up to 5 Years		More than 5 years		Total
December 31, 2022
Debt (excluding issuance costs)	Ps.	518,771	Ps.	129,770	Ps.	290,423	Ps.	—	Ps.	938,964
Debt with related parties		1,936		1,906,790		—		—		1,908,726
Interest payable on Promissory Notes		6,251		3,301,598		371,193		—		3,679,042
Accounts payable and accrued expenses		273,731		—		—		—		273,731
Suppliers		5,390,192		—		—		—		5,390,192
Lease liabilities		1,016,922		1,904,078		1,680,986		5,578,216		10,180,202
Total	Ps.	7,207,803	Ps.	7,242,236	Ps.	2,342,602	Ps.	5,578,216	Ps.	22,370,857

Summary of Exposure to Volatility of Exchange Rate of Its Functional Currency Against US Dollar

The Company's exposure to the volatility of the exchange rate of its functional currency against the US dollar (USD) for the Company's financial instruments is shown as follows (figures in this table expressed in USD):

	December 31, 2023	December 31, 2022	December 31, 2021
Financial assets	13,643,181	15,090,609	7,895,480
Financial liabilities	(287,343,524)	(246,151,781)	(214,784,571)
Foreign exchange monetary position	(273,700,343)	(231,061,172)	(206,889,091)

Summary of Exchange Rates of Financial Statements for One US Dollar

The exchange rates at the date of the financial statements, for one US dollar, were as follows:

	Average exchange rate			Closing exchange rate
	December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2023	December 31, 2022	December 31, 2021
MXN/USD	17.7338	20.1205	20.2822	16.8935	19.3615	20.3058